Other liabilities - Other current liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Liabilities, Other [Abstract]
Accrued customer rebates	€ 169	€ 186
Other taxes including social security premiums	115	129
Other liabilities	70	98
Other current liabilities	€ 354	€ 414